10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Details
Remuneration or fees	$ 288,713	$ 37,685	$ 141,005
Option based payments (non-cash item)	545,662	75,426	66,419
Total compensation for key management personnel	$ 834,375	$ 113,111	$ 207,424